Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 01, 2012	Jun. 30, 2011
Entity Registrant Name	GUARANTY FEDERAL BANCSHARES INC
Entity Central Index Key	0001046203
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 11,700,000
Entity Common Stock, Shares Outstanding		2,709,471
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 7,200,969	$ 2,968,669
Interest-bearing deposits in other financial institutions	19,373,113	11,176,660
Cash and cash equivalents	26,574,082	14,145,329
Interest-bearing deposits	5,587,654	12,785,000
Available-for-sale securities	81,064,878	96,844,653
Held-to-maturity securities	218,571	260,956
Stock in Federal Home Loan Bank, at cost	3,846,900	5,025,200
Mortgage loans held for sale	3,702,849	2,685,163
Loans receivable, net of allowance for loan losses of December 31, 2011 and 2010 - $10,613,145 and $13,082,703, respectively	478,960,736	501,980,385
Accrued interest receivable:
Loans	1,752,786	2,058,576
Investments and interest-bearing deposits	386,534	611,698
Prepaid expenses and other assets	7,116,067	6,161,861
Prepaid FDIC deposit insurance premiums	2,089,076	2,977,356
Foreclosed assets held for sale	10,012,035	10,539,867
Premises and equipment	11,423,822	11,324,685
Bank owned life insurance	10,770,887	10,449,630
Income taxes receivable	512,666	0
Deferred income taxes	4,486,315	4,817,761
Total Assets	648,505,858	682,668,120
LIABILITIES
Deposits	484,583,665	480,694,273
Federal Home Loan Bank advances	68,050,000	93,050,000
Securities sold under agreements to repurchase	25,000,000	39,750,000
Subordinated debentures	15,465,000	15,465,000
Advances from borrowers for taxes and insurance	156,509	134,002
Accrued expenses and other liabilities	496,956	655,404
Accrued interest payable	518,881	878,675
Total Liabilities	594,271,011	630,627,354
COMMITMENTS AND CONTINGENCIES
Capital Stock:
Series A preferred stock, $0.01 par value; authorized 2,000,000 shares; issued and outstanding December 31, 2011 and 2010 - 17,000 shares	16,425,912	16,150,350
Common stock, $0.10 par value; authorized 10,000,000 shares; issued December 31, 2011 and 2010 - 6,779,800 shares;	677,980	677,980
Common stock warrants; December 31, 2011 and 2010 - 459,459 shares	1,377,811	1,377,811
Additional paid-in capital	58,333,614	58,505,046
Unearned ESOP shares	(204,930)	(432,930)
Retained earnings, substantially restricted	38,456,991	35,746,914
Accumulated other comprehensive income
Unrealized appreciation on available-for-sale securities, net of income taxes; December 31, 2011 and 2010 - $464,723 and $1,082,399, respectively	791,285	1,843,004
Stockholders Equity before Treasury Stock	115,858,663	113,868,175
Treasury stock, at cost; December 31, 2011 and December 31, 2010 -4,072,156 and 4,080,220 shares, respectively	(61,623,816)	(61,827,409)
Total Stockholders Equity	54,234,847	52,040,766
Total Liabilities and Shareholders Equity	$ 648,505,858	$ 682,668,120

Consolidated Balance Sheets (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Loans receivable, allowance for loan losses	$ 10,613,145	$ 13,082,703
Capital Stock:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized (in shares)	2,000,000	2,000,000
Preferred stock, issued (in shares)	17,000	17,000
Preferred stock, outstanding (in shares)	17,000	17,000
Common stock, par value (in dollars per share)	$ 0.1	$ 0.1
Common stock, authorized (in shares)	10,000,000	10,000,000
Common stock, issued (in shares)	6,779,800	6,779,800
Common stock warrants (in shares)	459,459	459,459
Accumulated other comprehensive income
Unrealized appreciation on available-for-sale securities, tax effects	$ 464,723	$ 1,082,399
Treasury stock, at cost (in shares)	4,072,156	4,080,220

Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Income
Loans	$ 27,423,897	$ 28,348,002	$ 29,695,487
Investment securities	2,636,799	3,476,721	3,743,688
Other	315,242	506,753	434,261
Total Interest Income	30,375,938	32,331,476	33,873,436
Interest Expense
Deposits	5,778,263	9,628,133	15,381,190
Federal Home Loan Bank advances	2,164,259	2,988,548	3,152,354
Subordinated debentures	610,929	1,023,783	1,023,783
Securities sold under agreements to repurchase	1,057,517	1,166,415	969,258
Total Interest Expenses	9,610,968	14,806,879	20,526,585
Net Interest Income	20,764,970	17,524,597	13,346,851
Provision for Loan Losses	3,350,000	5,200,000	6,900,000
Net Interest Income After Provision for Loan Losses	17,414,970	12,324,597	6,446,851
Noninterest Income
Service charges	1,315,333	1,552,623	1,802,288
Other fees	28,282	33,705	52,233
Gain on investment securities	1,505,915	275,125	689,769
Gain on sale of loans	1,345,334	1,749,857	1,443,385
Loss on foreclosed assets	(800,250)	(492,542)	(523,557)
Other income	1,090,615	1,160,585	775,360
Total Noninterest Income	4,485,229	4,279,353	4,239,478
Noninterest Expense
Salaries and employee benefits	8,886,713	8,636,515	7,952,105
Occupancy	1,660,802	1,704,790	1,806,100
FDIC deposit insurance premiums	942,056	1,220,589	1,520,551
Data processing	529,940	454,611	423,205
Advertising	300,000	300,000	316,666
Prepayment penalty on repurchase agreements	1,531,000	0	0
Other expense	3,510,944	3,213,422	3,142,983
Total Noninterest Expenses	17,361,455	15,529,927	15,161,610
Income (Loss) Before Income Taxes	4,538,744	1,074,023	(4,475,281)
Provision (Credit) for Income Taxes	703,105	(56,748)	(2,134,563)
Net Income (Loss)	3,835,639	1,130,771	(2,340,718)
Preferred Stock Dividends and Discount Accretion	1,125,563	1,125,563	1,031,766
Net Income (Loss) Available to Common Shareholders	$ 2,710,076	$ 5,208	$ (3,372,484)
Basic Income (Loss) Per Common Share (in dollars per share)	$ 1.01	$ 0	$ (1.29)
Diluted Income (Loss) Per Common Share (in dollars per share)	$ 1.01	$ 0	$ (1.29)

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 3,835,639	$ 1,130,771	$ (2,340,718)
Items not requiring (providing) cash:
Deferred income taxes	949,122	(217,737)	701,199
Depreciation	717,222	826,440	965,504
Provision for loan losses	3,350,000	5,200,000	6,900,000
Gain on sale of loans and investment securities	(2,851,249)	(2,024,982)	(2,133,154)
Loss on sale of foreclosed assets	520,255	341,376	285,010
Accretion of gain on termination of interest rate swaps	0	(508,746)	(1,017,492)
Amortization of deferred income, premiums and discounts, net	529,016	587,769	352,345
Stock award plans	186,654	109,386	95,268
Origination of loans held for sale	(58,776,634)	(81,958,753)	(78,535,230)
Proceeds from sale of loans held for sale	59,104,282	84,488,527	78,447,333
Release of ESOP shares	126,737	100,014	121,219
Increase in cash surrender value of bank owned life insurance	(321,257)	(380,090)	(69,540)
Changes in:
Prepaid FDIC deposit insurance premiums	888,280	1,158,519	(4,135,875)
Accrued interest receivable	530,954	1,289	(39,113)
Prepaid expenses and other assets	(4,120)	569,548	767,817
Accrued expenses and other liabilities	(349,891)	(551,779)	(214,248)
Income taxes payable	(681,017)	3,887,321	(3,333,407)
Net cash provided by (used in) operating activities	7,753,993	12,758,873	(3,183,082)
CASH FLOWS FROM INVESTING ACTIVITIES
Net change in loans	14,093,653	7,493,436	18,959,641
Principal payments on held-to-maturity securities	42,385	211,827	83,682
Principal payments on available-for-sale securities	15,633,730	13,855,527	13,087,448
Purchase of available-for-sale securities	(73,537,207)	(55,262,990)	(82,769,479)
Proceeds from sales of available-for-sale securities	46,274,707	17,516,564	25,356,214
Proceeds from maturities of available-for-sale securities	26,775,000	28,956,500	8,500,000
Purchase of premises and equipment	(816,359)	(333,609)	(1,459,557)
Purchase of tax credit investments	(950,086)	0	(3,433,867)
Purchase of interest bearing deposits	0	0	(34,605,802)
Proceeds from maturities of interest bearing deposits	7,197,346	5,000,000	18,045,000
Purchase of bank owned life insurance	0	0	(10,000,000)
Redemption of Federal Home Loan Bank stock	1,178,300	951,400	753,500
Capitalized costs on foreclosed assets held for sale	(102,804)	(737,336)	(122,162)
Insurance proceeds on foreclosed assets held for sale	0	637,427	0
Proceeds from sale of foreclosed assets held for sale	5,627,426	6,295,990	4,268,852
Net cash provided by (used in) investing activities	41,416,091	24,584,736	(43,336,530)
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase in demand deposits, NOW accounts and savings accounts	24,675,024	5,504,374	160,490,510
Net decrease in certificates of deposit	(20,785,632)	(37,861,203)	(94,518,877)
Net decrease in securities sold under agreements to repurchase	(14,750,000)	0	0
Proceeds from FHLB advances	0	0	5,000,000
Repayments of FHLB advances	(25,000,000)	(23,000,000)	(21,386,000)
Repayments of notes payable	0	0	(1,435,190)
Advances from borrowers for taxes and insurance	22,507	(1,608)	(30,717)
Proceeds from issuance preferred stock and warrants	0	0	17,000,000
Common and preferred cash dividends paid	(850,000)	(850,000)	(672,917)
Treasury stock purchased	(53,230)	(6,540)	(7,515)
Net cash provided by (used in) financing activities	(36,741,331)	(56,214,977)	64,439,294
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	12,428,753	(18,871,368)	17,919,682
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	14,145,329	33,016,697	15,097,015
CASH AND CASH EQUIVALENTS END OF YEAR	26,574,082	14,145,329	33,016,697
Supplemental Cash Flows Information
Real estate acquired in settlement of loans	5,517,045	17,564,615	5,536,091
Interest paid	9,970,762	15,326,326	20,705,742
Income taxes paid, net of (refunds)	435,000	(3,726,331)	496,661
Sale and financing of foreclosed assets held for sale	$ 1,461,378	$ 7,246,939	$ 315,000

Consolidated Statements of Stockholders' Equity (USD $)	Preferred Stock [Member]	Common Stock [Member]	Common Stock Warrants [Member]	Additional Paid-in Capital [Member]	Unearned ESOP Shares [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2008	$ 0	$ 677,980	$ 0	$ 58,535,159	$ (888,930)	$ (61,813,354)	$ 39,114,189	$ 1,687,858	$ 37,312,902
Comprehensive income (loss)
Net income (loss)	0	0	0	0	0	0	(2,340,718)	0	(2,340,718)
Change in unrealized appreciation on available-for-sale securities and interest rate swaps, net of income taxes	0	0	0	0	0	0	0	8,644	8,644
Total comprehensive income (loss)									(2,332,074)
Preferred stock issued	15,622,189	0	0	0	0	0	0	0	15,622,189
Common stock warrants issued	0	0	1,377,811	0	0	0	0	0	1,377,811
Preferred stock discount accretion	252,599	0	0	0	0	0	(252,599)	0	0
Preferred stock dividends	0	0	0	0	0	0	(779,167)	0	(779,167)
Stock award plans	0	0	0	95,268	0	0	0	0	95,268
Release of ESOP shares	0	0	0	(106,781)	228,000	0	0	0	121,219
Treasury stock purchased	0	0	0	0	0	(7,515)	0	0	(7,515)
Balance at Dec. 31, 2009	15,874,788	677,980	1,377,811	58,523,646	(660,930)	(61,820,869)	35,741,705	1,696,502	51,410,633
Comprehensive income (loss)
Net income (loss)	0	0	0	0	0	0	1,130,771	0	1,130,771
Change in unrealized appreciation on available-for-sale securities and interest rate swaps, net of income taxes	0	0	0	0	0	0	0	146,502	146,502
Total comprehensive income (loss)									1,277,273
Preferred stock discount accretion	275,562	0	0	0	0	0	(275,562)	0	0
Preferred stock dividends	0	0	0	0	0	0	(850,000)	0	(850,000)
Stock award plans	0	0	0	109,386	0	0	0	0	109,386
Release of ESOP shares	0	0	0	(127,986)	228,000	0	0	0	100,014
Treasury stock purchased	0	0	0	0	0	(6,540)	0	0	(6,540)
Balance at Dec. 31, 2010	16,150,350	677,980	1,377,811	58,505,046	(432,930)	(61,827,409)	35,746,914	1,843,004	52,040,766
Comprehensive income (loss)
Net income (loss)	0	0	0	0	0	0	3,835,639	0	3,835,639
Change in unrealized appreciation on available-for-sale securities and interest rate swaps, net of income taxes	0	0	0	0	0	0	0	(1,051,719)	(1,051,719)
Total comprehensive income (loss)									2,783,920
Preferred stock discount accretion	275,562	0	0	0	0	0	(275,562)	0	0
Preferred stock dividends	0	0	0	0	0	0	(850,000)	0	(850,000)
Stock award plans	0	0	0	(70,169)	0	256,823	0	0	186,654
Release of ESOP shares	0	0	0	(101,263)	228,000	0	0	0	126,737
Treasury stock purchased	0	0	0	0	0	(53,230)	0	0	(53,230)
Balance at Dec. 31, 2011	$ 16,425,912	$ 677,980	$ 1,377,811	$ 58,333,614	$ (204,930)	$ (61,623,816)	$ 38,456,991	$ 791,285	$ 54,234,847

Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Comprehensive income (loss)
Preferred stock dividends, (in hundredths)	5.00%	5.00%	0.00%
Change in unrealized appreciation on available-for-sale securities and interest rate swaps, tax effects	$ 617,676	$ 86,041	$ 5,061

NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 1:              NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations
The Company operates as a one-bank holding company. The Bank is primarily engaged in providing a full range of banking and mortgage services to individual and corporate customers in southwest Missouri.  The Bank is subject to competition from other financial institutions.  The Company and the Bank are also subject to the regulation of certain federal and state agencies and receive periodic examinations by those regulatory authorities.

Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, the Bank.  All significant intercompany profits, transactions and balances have been eliminated in consolidation.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans and fair values.  In connection with the determination of the allowance for loan losses and the valuation of foreclosed assets held for sale, management obtains independent appraisals for significant properties.

 Securities
Certain debt securities that management has the positive intent and ability to hold to maturity are classified as “held to maturity” and recorded at amortized cost.  Securities not classified as held to maturity are classified as “available-for-sale” and are carried at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income.  Purchase premiums are recognized in interest income using the interest method over the terms of the securities.  Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

Effective April 1, 2009, the Company adopted new accounting guidance related to recognition and presentation of other-than-temporary impairment (ASC 320-10).  When the Company does not intend to sell a debt security, and it is more likely than not, the Company will not have to sell the security before a recovery of its cost basis, it recognizes the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income.  For held-to-maturity debt securities, the amount of an other-than-temporary impairment recorded in other comprehensive income for the noncredit portion of a previous other-than-temporary impairment is amortized prospectively over the remaining life of the security on the basis of the timing of future estimated cash flows of the security.

As a result of this guidance, the Company would recognize in its consolidated statements of operations the full impairment (that is, the difference between the security's amortized cost basis and fair value) on debt securities that the Company intends to sell or would more likely than not be required to sell before the expected recovery of the amortized cost basis.  For available-for-sale and held-to-maturity debt securities that management has no intent to sell and believes that it more likely than not will not be required to sell prior to recovery, only the credit loss component of the impairment is recognized in earnings, while the noncredit loss is recognized in accumulated other comprehensive income.  The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining term of the security as projected based on cash flow projections.

Prior to the adoption of the recent accounting guidance on April 1, 2009, management considered, in determining whether other-than-temporary impairment exists, (1) the length of time and extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

Mortgage Loans Held for Sale
Mortgage loans held for sale are carried at the lower of cost or fair value, determined using an aggregate basis.  Write-downs to fair value are recognized as a charge to earnings at the time a decline in value occurs.  Forward commitments to sell mortgage loans are sometimes acquired to reduce market risk on mortgage loans in the process of origination and mortgage loans held for sale.  Gains and losses resulting from sales of mortgage loans are recognized when the respective loans are sold to investors.  Gains and losses are determined by the difference between the selling price and the carrying amounts of the loans sold, and are recorded in noninterest income.  Direct loan origination costs and fees are deferred at origination of the loan and are recognized in noninterest income upon sale of the loan.

Loans
For loans amortized at cost, interest income is accrued based on the unpaid principal balance.  Loan origination fees net of certain direct origination costs, are deferred and amortized as a level yield adjustment over the respective term of the loan.

The accrual of interest on loans is discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection.  Past due status is based on contractual terms of the loan.  In all cases, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on nonaccrual or charged off is reversed against interest income.  The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses
The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to income.  Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management's periodic review of the collectibility of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower's ability to repay, estimated value of any underlying collateral and prevailing economic conditions.  This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of allocated and general components.  The allocated component relates to loans that are classified as impaired.  For those loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan.  The general component covers nonclassified loans and is based on historical charge-off experience and expected loss given default derived from the Bank's internal risk rating process.  Other adjustments may be made to the allowance for pools of loans after an assessment of internal or external influences on credit quality that are not fully reflected in the historical loss or risk rating data.

A loan is considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record and the amount of the shortfall in relation to the principal and interest owed.  Impairment is measured on a loan-by-loan basis by either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's obtainable market price or the fair value of the collateral if the loan is collateral dependent.

Groups of loans with similar risk characteristics are collectively evaluated for impairment based on the group's historical loss experience adjusted for changes in trends, conditions and other relevant factors that affect repayment of the loans.

Foreclosed Assets Held for Sale
Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value less cost to sell at the date of foreclosure, establishing a new cost basis.  Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less estimated cost to sell.  Revenue and expenses from operations and changes in the valuation allowance are included in net expenses from foreclosed assets.

Premises and Equipment
Depreciable assets are stated at cost less accumulated depreciation.  Depreciation is charged to expense using the straight-line and accelerated methods over the estimated useful lives of the assets.  The estimated useful lives for each major depreciable classification of premises and equipment are as follows:

Buildings and improvements	35-40 years
Furniture and fixtures and vehicles	3-10 years

Bank Owned Life Insurance
Bank owned life insurance policies are carried at their cash surrender value.  The Company recognizes tax-free income from the periodic increases in cash surrender value of these policies and from death benefits.

Income Taxes
The Company accounts for income taxes in accordance with income tax accounting guidance (ASC 740, Income Taxes).  The income tax accounting guidance results in two components of income tax expense: current and deferred.  Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues.  The Company determines deferred income taxes using the liability (or balance sheet) method.  Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur.

Deferred income tax expense results from changes in deferred tax assets and liabilities between periods.  Deferred tax assets are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination.  The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any.  A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information.  The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances and information available at the reporting date and is subject to management's judgment.  Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

                The Company recognizes interest and penalties on income taxes as a component of income tax expense.

The Company files consolidated income tax returns with its subsidiary.  With a few exceptions, the Company is no longer subject to U.S. federal or state income tax examinations by tax authorities for years before 2008.

Cash Equivalents
The Company considers all liquid investments with original maturities of three months or less to be cash equivalents.  At December 31, 2011 and 2010, the Company had no cash equivalents.

Pursuant to legislation enacted in 2010, the FDIC fully insures all noninterest-bearing transaction accounts through December 31, 2012, at all FDIC-insured institutions.  The FDIC's insurance limits for interest-bearing cash accounts were permanently increased to $250,000 effective July 21, 2010.

Restriction on Cash and Due From Banks
The Company is required to maintain reserve funds in cash and/or on deposit with the Federal Reserve Bank.  The reserve required on December 31, 2011 and 2010, was $7,899,000 and $5,933,000, respectively.

Comprehensive Income (Loss)
Comprehensive income (loss) consists of net income (loss) and other comprehensive income (loss), net of applicable income taxes.  Other comprehensive income (loss) includes unrealized appreciation (depreciation) on available-for-sale securities, unrealized appreciation (depreciation) on available-for-sale securities for which a portion of an other-than-temporary impairment has been recognized in income, unrealized appreciation (depreciation) on held-to-maturity securities for which a portion of an other-than-temporary impairment has been recognized in income, and unrealized gains on interest rate swaps.

Regulatory Matters
The Company and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct and material effect on the Company's financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices.  The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the table below).  Management believes, as of December 31, 2011 and 2010, that the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2011, the most recent notification from the Missouri Division of Finance and the Federal Deposit Insurance Corporation categorized the Bank as well capitalized under the regulatory framework for prompt corrective action.  To be categorized as well capitalized the Bank must maintain minimum total risk-based, Tier I risk-based and Tier I leverage ratios as set forth in the following table.  There are no conditions or events since that notification that management believes have changed the Company's or the Bank's category.

                The Company's and the Bank's actual capital amounts and ratios are also presented in the table.  No amount was deducted from capital for interest-rate risk.  Dollar amounts are expressed in thousands.

					To Be Well Capitalized
			For Capital		Under Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011

Tier 1 (core) capital, and ratio to adjusted total assets
Company	$68,419	10.4%	$26,256	4.0%	n/a	n/a
Bank	$66,834	10.2%	$26,249	4.0%	$32,811	5.0%

Tier 1 (core) capital, and ratio to risk-weighted assets
Company	$68,419	13.2%	$20,755	4.0%	n/a	n/a
Bank	$66,834	12.9%	$20,730	4.0%	$31,095	6.0%

Total risk-based capital, and ratio to risk-weighted assets
Company	$74,948	14.4%	$41,511	8.0%	n/a	n/a
Bank	$73,363	14.2%	$41,460	8.0%	$51,825	10.0%

					To Be Well Capitalized
			For Capital		Under Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2010

Tier 1 (core) capital, and ratio to adjusted total assets
Company	$65,174	9.3%	$27,992	4.0%	n/a	n/a
Bank	$63,306	9.1%	$27,878	4.0%	$34,847	5.0%

Tier 1 (core) capital, and ratio to risk-weighted assets
Company	$65,174	12.1%	$21,629	4.0%	n/a	n/a
Bank	$63,306	11.7%	$21,582	4.0%	$32,374	6.0%

Total risk-based capital, and ratio to risk-weighted assets
Company	$71,986	13.3%	$43,258	8.0%	n/a	n/a
Bank	$70,118	13.0%	$43,165	8.0%	$53,956	10.0%

The amount of dividends that the Company and Bank may pay is subject to various regulatory limitations.  As of December 31, 2011 and 2010 the Company and Bank exceeded their minimum capital requirements.  The Bank may not pay dividends which would reduce capital below the minimum requirements shown above.

Segment Information
The principal business of the Company is overseeing the business of the Bank.  The Company has no significant assets other than its investment in the Bank. The banking operation is the Company's only reportable segment.  The banking segment is principally engaged in the business of originating mortgage loans secured by one-to-four family residences, multi-family, construction, commercial and consumer loans.  These loans are funded primarily through the attraction of deposits from the general public, borrowings from the Federal Home Loan Bank and brokered deposits. Selected information is not presented separately for the Company's reportable segment, as there is no material difference between that information and the corresponding information in the consolidated financial statements.

Reclassifications
Certain reclassifications have been made to the 2010 financial statements to conform to the 2011 financial statement presentation.  These reclassifications had no effect on net income.

General Litigation
The Company and the Bank, from time to time, may be parties to ordinary routine litigation, which arises in the normal course of business, such as claims to enforce liens, and condemnation proceedings, on properties in which the Bank holds security interests, claims involving the making and servicing of real property loans, and other issues incident to the business of the Company and the Bank.  After reviewing pending and threatened litigation with legal counsel, management believes that as of December 31, 2011, the outcome of any such litigation will not have a material adverse effect on the Company's results of operations.

Earnings Per Common Share
The computation for earnings per common share for the years ended December 31, 2011, 2010 and 2009 is as follows:

	Year Ended	Year Ended	Year Ended
	December 31, 2011	December 31, 2010	December 31, 2009

Net income (loss) available to common shareholders	$2,710,076	$5,208	$(3,372,484)
Average common shares outstanding	2,675,654	2,644,355	2,622,895
Effect of dilutive securities	826	-	-
Average diluted shares outstanding	2,676,480	2,644,355	2,622,895
Basic income (loss) per common share	$1.01	$0.00	$(1.29)
Diluted income (loss) per common share	$1.01	$0.00	$(1.29)

Stock options to purchase 351,500 and 365,579 shares of common stock were outstanding during the years ended December 31, 2011 and 2010, respectively, but were not included in the computation of diluted income per common share because their exercise price was greater than the average market price of the common shares.

Stock warrants to purchase 459,459 shares of common stock were outstanding during the year ended December 31, 2011 and were included in the computation of diluted income per common share because their exercise price was less than the average market price of the common shares during the period.  These warrants were also outstanding during 2010 and 2009, but were not included in the computation of diluted income per common share because their exercise price was greater than the average market price of the common shares.

Due to the Company's net loss for the year ended December 31, 2009, no potentially dilutive shares were included in the computation of diluted earnings per share.

SECURITIES	12 Months Ended
Dec. 31, 2011
SECURITIES [Abstract]
SECURITIES
NOTE 2:              SECURITIES

The amortized cost and approximate fair values, together with gross unrealized gains and losses, of securities classified as available-for-sale are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Approximate Fair Value
As of December 31, 2011
Equity Securities	$102,212	$-	$(39,950)	$62,262
Debt Securities:
U. S. government agencies	34,668,833	122,093	(64,264)	34,726,662
U. S. treasuries	2,037,168	5,469	-	2,042,637
Municipals	4,049,701	138,736	(44,038)	4,144,399
Government sponsored mortgage-backed securities	38,950,955	1,148,789	(10,826)	40,088,918
	$79,808,869	$1,415,087	$(159,078)	$81,064,878

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Approximate Fair Value
As of December 31, 2010
Equity Securities	$102,212	$7,089	$(31,381)	$77,920
Debt Securities:
U. S. government agencies	27,409,482	222,014	(128,414)	27,503,082
Government sponsored mortgage-backed securities	66,407,555	2,865,745	(9,649)	69,263,651
	$93,919,249	$3,094,848	$(169,444)	$96,844,653

Maturities of available-for-sale debt securities as of December 31, 2011:

	Amortized Cost	Approximate Fair Value
1-5 years	$26,394,204	$26,473,064
5-10 years	11,346,351	11,347,402
After ten years	3,015,147	3,093,232
Government sponsored mortgage-backed securities not due on a single maturity date	38,950,955	40,088,918
	$79,706,657	$81,002,616

The amortized cost and approximate fair values, together with gross unrealized gains and losses, of securities classified as held to maturity are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Approximate Fair Value
As of December 31, 2011
Debt Securities:
Government sponsored mortgage-backed securities	$218,571	$17,003	$-	$235,574
	$218,571	$17,003	$-	$235,574

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Approximate Fair Value
As of December 31, 2010
Debt Securities:
Government sponsored mortgage-backed securities	$260,956	$20,828	$-	$281,784
	$260,956	$20,828	$-	$281,784

Maturities of held-to-maturity securities as of December 31, 2011:

	Amortized Cost	Approximate Fair Value

Government sponsored mortgage-backed securities not due on a single maturity date	$218,571	$235,574
	$218,571	$235,574

The carrying value of securities pledged as collateral, to secure public deposits and for other purposes, amounted to $60,222,048 and $62,981,616 as of December 31, 2011 and 2010, respectively.

Gross gains of $1,505,915, $275,125 and $689,769 and gross losses of $0, $0 and $0 resulting from sale of available-for-sale securities were realized for the years ended December 31, 2011, 2010 and 2009, respectively.  The tax effect of these net gains was $557,188, $101,796 and $255,215 in 2011, 2010 and 2009, respectively.

The Company evaluates all securities quarterly to determine if any unrealized losses are deemed to be other than temporary.  Certain investment securities are valued less than their historical cost. These declines are primarily the result of the rate for these investments yielding less than current market rates, or declines in stock prices of equity securities. Based on evaluation of available evidence, management believes the declines in fair value for these securities are temporary. It is management's intent to hold the debt securities to maturity or until recovery of the unrealized loss. Should the impairment of any of these debt securities become other than temporary, the cost basis of the investment will be reduced and the resulting loss recognized in net income in the period the other-than-temporary impairment is identified, to the extent the loss is related to credit issues, and to other comprehensive income to the extent the decline on debt securities is related to other factors and the Company does not intend to sell the security prior to recovery of the unrealized loss.

                No securities were written down for other-than-temporary impairment during the years ended December 31, 2011, 2010 and 2009.

Certain other investments in debt and equity securities are reported in the financial statements at an amount less than their historical cost.  Total fair value of these investments at December 31, 2011 and 2010, was $29,766,876 and $5,386,231, respectively, which is approximately 37% and 6% of the Company's investment portfolio.  These declines primarily resulted from changes in market interest rates and failure of certain investments to meet projected earnings targets.

The following table shows gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2011 and 2010.

	December 31, 2011

	Less than 12 Months		12 Months or More		Total

Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Equity Securities	$26,316	$(4,361)	$35,946	$(35,589)	$62,262	$(39,950)
U. S. government agencies	21,351,961	(64,264)	-	-	21,351,961	(64,264)
Municipals	1,045,521	(44,038)	-	-	1,045,521	(44,038)
Government sponsored mortgage-backed securities	7,307,132	(10,826)	-	-	7,307,132	(10,826)
	$29,730,930	$(123,489)	$35,946	$(35,589)	$29,766,876	$(159,078)

	December 31, 2010

	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Equity Securities	$-	$-	$40,153	$(31,381)	$40,153	$(31,381)
U. S. government agencies	4,374,049	(128,414)	-	-	4,374,049	(128,414)
Government sponsored mortgage-backed securities	972,029	(9,649)	-	-	972,029	(9,649)
	$5,346,078	$(138,063)	$40,153	$(31,381)	$5,386,231	$(169,444)

LOANS AND ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2011
LOANS AND ALLOWANCE FOR LOAN LOSSES [Abstract]
LOANS AND ALLOWANCE FOR LOAN LOSSES
NOTE 3:              LOANS AND ALLOWANCE FOR LOAN LOSSES

Categories of loans at December 31, 2011 and 2010 include:

	December 31,
	2011	2010
Real estate - residential mortgage:
One to four family units	$98,030,718	$103,052,035
Multi-family	43,165,695	44,138,034
Real estate - construction	44,912,049	63,308,397
Real estate - commercial	194,856,374	195,889,801
Commercial loans	88,088,580	85,427,589
Consumer and other loans	20,758,027	23,425,843
Total loans	489,811,443	515,241,699
Less:
Allowance for loan losses	(10,613,145)	(13,082,703)
Deferred loan fees/costs, net	(237,562)	(178,611)
Net loans	$478,960,736	$501,980,385

Classes of loans by aging at December 31, 2011 and 2010 were as follows:

As of December 31, 2011
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days and Accruing
	(In Thousands)
Real estate - residential mortgage:
One to four family units	$5	$206	$33	$244	$97,787	$98,031	$-
Multi-family	-	-	-	-	43,166	43,166	-
Real estate - construction	728	-	157	885	44,027	44,912	-
Real estate - commercial	167	-	1,193	1,360	193,496	194,856	-
Commercial loans	32	-	548	580	87,508	88,088	-
Consumer and other loans	14	18	20	52	20,706	20,758	-
Total	$946	$224	$1,951	$3,121	$486,690	$489,811	$-

As of December 31, 2010
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days and Accruing
	(In Thousands)
Real estate - residential mortgage:
One to four family units	$1,158	$562	$1,591	$3,311	$99,741	$103,052	$-
Multi-family	-	-	-	-	44,138	44,138	-
Real estate - construction	1,969	89	311	2,369	60,939	63,308	-
Real estate - commercial	-	234	-	234	195,656	195,890	-
Commercial loans	2,571	-	2,021	4,592	80,836	85,428	-
Consumer and other loans	100	25	29	154	23,272	23,426	-
Total	$5,798	$910	$3,952	$10,660	$504,582	$515,242	$-

Nonaccruing loans are summarized as follows:

	December 31,
	2011	2010

Real estate - residential mortgage:
One to four family units	$1,671,245	$3,119,760
Multi-family	-	-
Real estate - construction	8,514,187	8,934,666
Real estate - commercial	4,082,416	2,980,117
Commercial loans	2,377,081	7,743,116
Consumer and other loans	357,060	234,475
Total	$17,001,989	$23,012,134

Activity in the allowance for loan losses was as follows:

	Years ended
	December 31,
	2011	2010	2009

Balance, beginning of year	$13,082,703	$14,076,123	$16,728,492
Provision charged to expense	3,350,000	5,200,000	6,900,000
Losses charged off, net of recoveries of $1,955,578, $1,191,644 and $217,288 for the years ended December 31, 2011, 2010 and 2009, respectively	(5,819,558)	(6,193,420)	(9,552,369)
Balance, end of year	$10,613,145	$13,082,703	$14,076,123

The following table presents the activity in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of and for the years ended December 31, 2011 and 2010:

As of December 31, 2011
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Unallocated	Total
Allowance for loan losses:	(In Thousands)
Balance, beginning of year	$4,547	$3,125	$1,713	$528	$2,483	$687	$-	$13,083
Provision charged to expense	265	2,123	943	(138)	505	(1,283)	935	$3,350
Losses charged off	(2,381)	(2,744)	(966)	-	(1,362)	(322)	-	$(7,775)
Recoveries	77	221	45	-	322	1,290	-	$1,955
Balance, end of year	$2,508	$2,725	$1,735	$390	$1,948	$372	$935	$10,613
Ending balance: individually evaluated for impairment	$1,355	$659	$127	$-	$399	$72	$-	$2,612
Ending balance: collectively evaluated for impairment	$1,153	$2,066	$1,608	$390	$1,549	$300	$935	$8,001
Loans:
Ending balance: individually evaluated for impairment	$8,515	$5,019	$1,819	$-	$3,048	$653	$-	$19,054
Ending balance: collectively evaluated for impairment	$36,397	$189,837	$96,212	$43,166	$85,040	$20,105	$-	$470,757

As of December 31, 2010
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Unallocated	Total
Allowance for loan losses:	(In Thousands)
Balance, beginning of year	$2,810	$2,923	$1,646	$393	$3,554	$2,750	$-	$14,076
Provision charged to expense	5,620	563	948	135	716	(2,782)	-	$5,200
Losses charged off	(3,893)	(373)	(906)	-	(1,847)	(366)	-	$(7,385)
Recoveries	10	12	25	-	60	1,085	-	$1,192
Balance, end of year	$4,547	$3,125	$1,713	$528	$2,483	$687	$-	$13,083
Ending balance: individually evaluated for impairment	$3,134	$1,384	$149	$-	$1,052	$307	$-	$6,026
Ending balance: collectively evaluated for impairment	$1,413	$1,741	$1,564	$528	$1,431	$380	$-	$7,057
Loans:
Ending balance: individually evaluated for impairment	$9,281	$5,150	$3,363	$-	$8,409	$1,008	$-	$27,211
Ending balance: collectively evaluated for impairment	$54,027	$190,740	$99,689	$44,138	$77,019	$22,418	$-	$488,031

A loan is considered impaired, in accordance with the impairment accounting guidance (ASC-310-10-35-16), when based on current information and events, it is probable the Bank will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan.  Impaired loans include nonperforming commercial loans but also include loans modified in troubled debt restructurings where concessions have been granted to borrowers experiencing financial difficulties.  These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection.

The following summarizes impaired loans at and for the years ended December 31, 2011 and 2010:

As of December 31, 2011
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
	(In Thousands)
Loans without a specific valuation allowance
Real estate - residential mortgage:
One to four family units	$1,424	$1,424	$-	$2,373	$50
Multi-family	-	-	-	-	-
Real estate - construction	1,181	1,181	-	3,705	-
Real estate - commercial	4,646	5,985	-	4,609	57
Commercial loans	1,148	1,459	-	1,573	55
Consumer and other loans	376	376	-	458	37
Loans with a specific valuation allowance
Real estate - residential mortgage:
One to four family units	$395	$421	$127	$1,396	$-
Multi-family	-	-	-	-	-
Real estate - construction	7,334	7,854	1,355	7,697	-
Real estate - commercial	373	373	659	2,189	-
Commercial loans	1,900	1,900	399	2,790	-
Consumer and other loans	277	277	72	381	-
Total

Real estate - residential mortgage:
One to four family units	$1,819	$1,845	$127	$3,769	$50
Multi-family	-	-	-	-	-
Real estate - construction	8,515	9,035	1,355	11,402	-
Real estate - commercial	5,019	6,358	659	6,798	57
Commercial loans	3,048	3,359	399	4,363	55
Consumer and other loans	653	653	72	839	37
Total	$19,054	$21,250	$2,612	$27,171	$199

As of December 31, 2010
	Recorded	Unpaid	Specific	Average	Interest
	(In Thousands)
Loans without a specific valuation allowance
Real estate - residential mortgage:
One to four family units	$1,691	$1,708	$-	$3,011	$185
Multi-family	-	-	-	1,007	-
Real estate - construction	601	2,003	-	4,418	9
Real estate - commercial	2,881	2,881	-	2,674	30
Commercial loans	2,897	4,852	-	3,516	41
Consumer and other loans	369	372	-	2,253	93
Loans with a specific valuation allowance
Real estate - residential mortgage:
One to four family units	$1,672	$1,672	$357	$1,570	$-
Multi-family	-	-	-	-	-
Real estate - construction	8,680	8,680	3,134	2,804	-
Real estate - commercial	2,269	2,269	1,384	997	-
Commercial loans	5,512	5,512	1,052	4,867	-
Consumer and other loans	639	639	99	1,879	-
Total
Real estate - residential mortgage:
One to four family units	$3,363	$3,380	$357	$4,581	$185
Multi-family	-	-	-	1,007	-
Real estate - construction	9,281	10,683	3,134	7,222	9
Real estate - commercial	5,150	5,150	1,384	3,671	30
Commercial loans	8,409	10,364	1,052	8,383	41
Consumer and other loans	1,008	1,011	99	4,132	93
Total	$27,211	$30,588	$6,026	$28,996	$358

Interest of approximately $1,223,789 was recognized on average impaired loans of $39,642,406 for the year ended December 31, 2009.

At December 31, 2011, the Bank's impaired loans shown in the table above included loans that were classified as troubled debt restructurings (TDR).  The restructuring of a loan is considered a TDR if both (i) the borrower is experiencing financial difficulties and (ii) the creditor has granted a concession.

In assessing whether or not a borrower is experiencing financial difficulties, the Bank considers information currently available regarding the financial condition of the borrower.  This information includes, but is not limited to, whether (i) the debtor is currently in payment default on any of its debt; (ii) a payment default is probable in the foreseeable future without the modification; (iii) the debtor has declared or is in the process of declaring bankruptcy and (iv) the debtor's projected cash flow is sufficient to satisfy the contractual payments due under the original terms of the loan without a modification.

The Bank considers all aspects of the modification to loan terms to determine whether or not a concession has been granted to the borrower.  Key factors considered by the Bank include the debtor's ability to access funds at a market rate for debt with similar risk characteristics, the significance of the modification relative to unpaid principal balance or collateral value of the debt, and the significance of a delay in the timing of payments relative to the original contractual terms of the loan.  The most common concessions granted by the Bank generally include one or more modifications to the terms of the debt, such as (i) a reduction in the interest rate for the remaining life of the debt, (ii) an extension of the maturity date at an interest rate lower than the current market rate for new debt with similar risk, (iii) a reduction of the face amount or maturity amount of the debt as stated in the original loan, (iv) a temporary period of interest-only payments, (v) a reduction in accrued interest, and (vi) an extension of amortization.

As a result of adopting the amendments in Accounting Standards Update No. 2011-02 (the ASU), the Bank reassessed all restructurings that occurred on or after the beginning of its current fiscal year December 31, 2011 for identification as troubled debt restructurings.  The Bank identified as troubled debt restructurings certain receivables for which the allowance for credit losses had previously been measured under a general allowance for credit losses methodology.  Upon identifying those receivables as troubled debt restructurings, the Bank identified them as impaired under the guidance in Accounting Standards Codification (ASC) 310-10-35.  The ASU requires prospective application of the impairment measurement guidance in ASC 310-10-35 for those receivables newly identified as impaired

The following table presents information regarding troubled debt restructurings by class for the year ended December 31, 2011:

	Number of Loans	Pre-Modification Outstanding Recorded Balance	Post-Modification Outstanding Recorded Balance
Real estate - residential mortgage:
One to four family units	-	$-	$-
Multi-family	-	-	-
Real estate - construction	3	8,526,970	8,925,340
Real estate - commercial	3	6,526,382	4,591,406
Commercial loans	-	-	-
Consumer and other loans	-	-	-
Total	6	$15,053,352	$13,516,746

The troubled debt restructurings described above increased the allowance for loan losses by $1,299,226 and resulted in charge offs of $1,859,100 during the year ended December 31, 2011.

The following table presents the troubled debt restructurings by type of modification:

	Interest Rate	Term	Combination	Total Modification
Real estate - residential mortgage:
One to four family units	$-	$-	$-	$-
Multi-family	-	-	-	-
Real estate - construction	6,884,800	2,040,540	-	8,925,340
Real estate - commercial	-	-	4,591,406	4,591,406
Commercial loans	-	-	-	-
Consumer and other loans	-	-	-	-
Total	$6,884,800	$2,040,540	$4,591,406	$13,516,746

At December 31, 2010, the Bank did not have any troubled debt restructurings.

As part of the on-going monitoring of the credit quality of the Bank's loan portfolio, management tracks loans by an internal rating system.  All loans are assigned an internal credit quality rating based on an analysis of the borrower's financial condition.  The criteria used to assign quality ratings to extensions of credit that exhibit potential problems or well-defined weaknesses are primarily based upon the degree of risk and the likelihood of orderly repayment, and their effect on the Bank's safety and soundness.  The following are the internally assigned ratings:

Pass-This rating represents loans that have strong asset quality and liquidity along with a multi-year track record of profitability.

                Special mention-This rating represents loans that are currently protected but are potentially weak.  The credit risk may be relatively minor, yet constitute an increased risk in light of the circumstances surrounding a specific loan.

Substandard-This rating represents loans that show signs of continuing negative financial trends and unprofitability and therefore, is inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any.

The following table provides information about the credit quality of the loan portfolio using the Bank's internal rating system as of December 31, 2011 and 2010:

As of December 31, 2011
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Total
	(In Thousands)
Rating:
Pass	$27,646	$162,019	$91,503	$42,668	$80,529	$19,522	$423,887
Special Mention	6,372	20,406	3,214	498	2,183	309	32,982
Substandard	10,894	12,431	3,314	-	5,376	927	32,942
Total	$44,912	$194,856	$98,031	$43,166	$88,088	$20,758	$489,811

As of December 31, 2010
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Total
	(In Thousands)
Rating:
Pass	$45,307	$173,210	$93,816	$44,138	$73,291	$21,580	$451,342
Special Mention	4,621	7,604	2,962	-	1,028	4	16,219
Substandard	13,380	15,076	6,274	-	11,109	1,842	47,681
Total	$63,308	$195,890	$103,052	$44,138	$85,428	$23,426	$515,242

The weighted average interest rate on loans as of December 31, 2011 and 2010 was 5.82% and 5.61%, respectively.

The Bank serviced mortgage loans for others amounting to $199,256 and $237,605 as of December 31, 2011 and 2010, respectively.  The Bank serviced commercial loans for others amounting to $4,143,374 and $6,555,843 as of December 31, 2011 and 2010, respectively.

PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PREMISES AND EQUIPMENT [Abstract]
PREMISES AND EQUIPMENT
NOTE 4:              PREMISES AND EQUIPMENT

Major classifications of premises and equipment, stated at cost, are as follows:

	December 31,	December 31,
	2011	2010
Land	$2,250,789	$2,250,789
Buildings and improvements	11,860,040	11,503,087
Automobile	16,479	16,479
Furniture, fixtures and equipment	8,343,157	7,883,750
Leasehold improvements	271,799	271,799
	22,742,264	21,925,904
Less accumulated depreciation	(11,318,442)	(10,601,219)
Net premises and equipment	$11,423,822	$11,324,685

Depreciation expense was $717,222, $826,440 and $965,504 for the years ended December 31, 2011, 2010, and 2009, respectively.

BANK OWNED LIFE INSURANCE	12 Months Ended
Dec. 31, 2011
BANK OWNED LIFE INSURANCE [Abstract]
BANK OWNED LIFE INSURANCE
NOTE 5:              BANK OWNED LIFE INSURANCE

In October 2009, the Company purchased $10 million of Bank owned life insurance on certain key members of management.  Such policies are recorded at their cash surrender value, or the amount that can be realized.  The increase in cash surrender value in excess of the single premium paid is reported as other noninterest income.  The balance at December 31, 2011 and 2010 was $10,770,887 and $10,449,630, respectively.

OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2011
OTHER COMPREHENSIVE INCOME (LOSS) [Abstract]
OTHER COMPREHENSIVE INCOME (LOSS)
NOTE 6:              OTHER COMPREHENSIVE INCOME (LOSS)

Other comprehensive income components and related taxes were as follows:

	Year ended
	December 31,
	2011	2010	2009

Unrealized gains (losses) on available-for-sale securities	$(163,480)	$1,016,414	$1,720,966
Accretion of gains on interest rate swaps	-	(508,746)	(1,017,492)
Less: Reclassification adjustment for realized gains included in income	(1,505,915)	(275,125)	(689,769)
Other comprehensive income (loss) before tax effect	(1,669,395)	232,543	13,705
Tax expense (benefit)	(617,676)	86,041	5,061
Other comprehensive income (loss)	$(1,051,719)	$146,502	$8,644

The components of accumulated other comprehensive income, included in stockholders' equity, are as follows:

	2011	2010

Unrealized gain on available-for-sale securities	$1,256,008	$2,925,403
Tax effect	464,723	1,082,399
Net of tax amount	$791,285	$1,843,004

INVESTMENTS IN AFFORDABLE HOUSING PARTNERSHIPS	12 Months Ended
Dec. 31, 2011
INVESTMENTS IN AFFORDABLE HOUSING PARTNERSHIPS [Abstract]
INVESTMENTS IN AFFORDABLE HOUSING PARTNERSHIPS
NOTE 7:              INVESTMENTS IN AFFORDABLE HOUSING PARTNERSHIPS

The Company has purchased investments in limited partnerships that were formed to operate low-income housing apartment complexes and single-family housing units throughout Missouri.  The investments are accounted for under the cost method as the Company does not have the ability to exert significant influence over the partnerships.  For a minimum 15 year compliance period, each partnership must adhere to affordable housing regulatory requirements in order to maintain the utilization of the tax credits. At December 31, 2011 and 2010, the net carrying value of the Company's investments in these entities were $6,249,021 and $5,251,318, respectively, and are included in other assets on the Company's Consolidated Balance Sheets.

The Company received federal tax credits of $806,324, $551,000 and $499,943 during 2011, 2010 and 2009, respectively.  Amortization of the investment costs were $676,700, $480,322 and $451,927 during 2011, 2010 and 2009, respectively.

DEPOSITS	12 Months Ended
Dec. 31, 2011
DEPOSITS [Abstract]
DEPOSITS
NOTE 8:              DEPOSITS

	December 31, 2011			December 31, 2010
	Weighted Average Rate	Balance	Percentage of Deposits	Weighted Average Rate	Balance	Percentage of Deposits

Demand	0.00%	$56,315,467	11.6%	0.00%	$26,634,448	5.5%
NOW	0.56%	81,804,342	16.9%	0.78%	74,984,520	15.6%
Money market	0.77%	169,759,166	35.0%	1.20%	183,691,603	38.2%
Savings	0.44%	21,295,855	4.4%	0.69%	19,189,236	4.0%
	0.56%	329,174,830	67.9%	0.96%	304,499,807	63.3%
Certificates:
0% - 1.99%	1.08%	127,813,801	26.4%	1.12%	100,992,487	21.0%
2.00% - 3.99%	2.88%	15,059,924	3.1%	2.84%	43,016,216	8.9%
4.00% - 6.00%	5.05%	12,535,110	2.6%	4.76%	32,185,764	6.7%
	1.57%	155,408,835	32.1%	2.20%	176,194,466	36.7%
Total Deposits	0.89%	$484,583,665	100.0%	1.42%	$480,694,273	100.0%

The aggregate amount of certificates of deposit with a minimum balance of $100,000 was approximately $63,823,000 and $67,264,000, as of December 31, 2011 and 2010, respectively.

A summary of certificates of deposit by maturity as of December 31, 2011, is as follows:

2012	$87,409,324
2013	42,580,169
2014	13,462,872
2015	6,428,637
2016	5,463,296
Thereafter	64,537
$155,408,835

A summary of interest expense on deposits is as follows:

	Years ended
	December 31,
	2011	2010	2009

NOW and Money Market accounts	$2,580,341	$3,968,205	$6,151,371
Savings accounts	118,432	140,382	121,362
Certificate accounts	3,099,265	5,536,701	9,140,075
Early withdrawal penalties	(19,775)	(17,155)	(31,618)
	$5,778,263	$9,628,133	$15,381,190

The Bank utilizes brokered deposits as an additional funding source.  The aggregate amount of brokered deposits was approximately $22,229,000 and $37,073,000 as of December 31, 2011 and 2010, respectively.

BORROWINGS	12 Months Ended
Dec. 31, 2011
BORROWINGS [Abstract]
BORROWINGS
NOTE 9:              BORROWINGS

Federal Home Loan Bank Advances

Federal Home Loan Bank advances consist of the following:

	December 31, 2011		December 31, 2010
Maturity Date	Amount	Weighted Average Rate	Amount	Weighted Average Rate
2011	$-	-	$25,000,000	3.53%
2013	15,700,000	2.14%	15,700,000	2.14%
2015	250,000	4.66%	250,000	4.66%
2018	50,000,000	2.14%	50,000,000	2.14%
2019	2,100,000	4.87%	2,100,000	4.87%
	$68,050,000	2.23%	$93,050,000	2.58%

The FHLB requires the Bank to maintain collateral in relation to outstanding balances of advances.  For collateral purposes, the FHLB values mortgage loans free of other pledges, liens and encumbrances at 80% of their fair value, and investment securities free of other pledges, liens and encumbrances at 95% of their fair value.  Based on existing collateral as well as the FHLB's limitation of advances to 25% of assets, the Bank has the ability to borrow an additional $81.0 million from the FHLB, as of December 31, 2011.

Federal Reserve Bank Borrowings

During 2008, the Bank established a borrowing line with the Federal Reserve Bank.  The Bank has the ability to borrow $37.0 million as of December 31, 2011.  The Federal Reserve Bank requires the Bank to maintain collateral in relation to borrowings outstanding.  The Bank had no borrowings outstanding on this line as of December 31, 2011 and 2010.

Securities Sold Under Agreements to Repurchase

The Company borrowed $9.8 million under a structured repurchase agreement in September 2007.  Effective in September 2009, interest was based on a fixed rate of 3.56% until maturity in September 2014.  The counterparty, Barclay's Capital, Inc., had the option to terminate the agreement on a quarterly basis until maturity date.  Prior to the stated maturity date, the Company paid off this agreement in November 2011.

The Company borrowed $30.0 million under three structured repurchase agreements in January 2008.  Interest is based on a fixed weighted average rate of 2.65% until maturity in January 2018.  Beginning in February 2010, the counterparty, Barclay's Capital, Inc., has the option to terminate the agreements on a quarterly basis until maturity. Prior to the stated maturity date, the Company paid off one of these agreements in the amount of $5.0 million in November 2011.

The Company has pledged certain investment securities with a fair value of $32.2 million and $46.9 million as of December 31, 2011 and 2010, respectively, to these repurchase agreements.

SUBORDINATED DEBENTURES	12 Months Ended
Dec. 31, 2011
SUBORDINATED DEBENTURES [Abstract]
SUBORDINATED DEBENTURES
NOTE 10:            SUBORDINATED DEBENTURES

During 2005, the Company formed two wholly owned grantor trust subsidiaries, Guaranty Statutory Trust I and Guaranty Statutory Trust II, to issue preferred securities representing undivided beneficial interests in the assets of the trusts and to invest the gross proceeds of the preferred securities in notes of the Company.  Trust I issued $5,000,000 of preferred securities and Trust II issued $10,000,000 of preferred securities.  The sole assets of Trust I were originally $5,155,000 aggregate principal amount of the Company's fixed rate subordinated debenture notes due 2036, which are redeemable beginning in 2011.  The sole assets of Trust II were originally $10,310,000 aggregate principal amount of the Company's fixed/variable rate subordinated debenture notes due 2036, which are redeemable beginning in 2011.  Trust II subordinated debenture notes bear interest at a fixed rate for five years and thereafter at a floating rate based on LIBOR.  The preferred securities qualify as either Tier I or Tier II capital for regulatory purposes, subject to certain limitations.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 11:            INCOME TAXES

As of December 31, 2011 and 2010, retained earnings included approximately $5,075,000 for which no deferred income tax liability has been recognized.  This amount represents an allocation of income to bad debt deductions for tax purposes only.  Reduction of amounts so allocated for purposes other than tax bad debt losses or adjustments arising from carryback of net operating losses would create income for tax purposes only, which would be subject to the then current corporate income tax rate.  The unrecorded deferred income tax liability on the above amount was approximately $1,878,000 as of December 31, 2011 and 2010.

The provision (credit) for income taxes consists of:

	Years Ended
	December 31,
	2011	2010	2009

Taxes currently payable	$(246,017)	$160,989	$(2,835,762)
Deferred income taxes	949,122	(217,737)	701,199
	$703,105	$(56,748)	$(2,134,563)

The tax effects of temporary differences related to deferred taxes shown on the December 31, 2011 and 2010 balance sheets are:

	2011	2010
Deferred tax assets:
Allowances for loan losses	$3,926,864	$4,840,600
Writedowns on foreclosed assets held for sale	589,773	482,604
State low income housing tax credits	1,708,621	1,476,757
Federal low income housing tax and other credits	478,223	710,651
Deferred loan fees/costs	87,898	66,086
Other	241,658	164,610
	7,033,037	7,741,308
Deferred tax liabilities:
FHLB stock dividends	(120,632)	(120,632)
Unrealized appreciation on available-for-sale securities	(473,711)	(1,082,400)
Accumulated depreciation	(175,448)	(175,448)
Other	(68,310)	(68,310)
	(838,101)	(1,446,790)
Deferred tax asset before valuation allowance	6,194,936	6,294,518
Valuation allowance:
Beginning balance	(1,476,757)	(785,696)
Increase for state low income housing tax credits during the period	(231,864)	(691,061)
Ending balance	(1,708,621)	(1,476,757)
Net deferred tax asset	$4,486,315	$4,817,761

A reconciliation of income tax expense at the statutory rate to income tax expense at the Company's effective rate is shown below:

	Years ended
	December 31,

	2011	2010	2009
Computed at statutory rate	34.0%	34.0%	(34.0%)
Increase (reduction) in taxes resulting from:
State financial institution tax and credits	(17.8%)	(83.7%)	(30.6%)
ESOP	(5.6%)	(4.4%)	(1.9%)
Cash surrender value of life insurance	(7.1%)	(8.0%)	(0.8%)
Valuation allowance	5.1%	64.3%	19.8%
Other	6.9%	(7.5%)	6.4%
Actual tax provision (credit)	15.5%	(5.3%)	(41.1%)

DISCLOSURES ABOUT FAIR VALUE OF ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2011
DISCLOSURES ABOUT FAIR VALUE OF ASSETS AND LIABILITIES [Abstract]
DISCLOSURES ABOUT FAIR VALUE OF ASSETS AND LIABILITIES
NOTE 12:            DISCLOSURES ABOUT FAIR VALUE OF ASSETS AND LIABILITIES

ASC Topic 820, Fair Value Measurements, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Topic 820 also specifies a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  The standard describes three levels of inputs that may be used to measure fair value:

Level 1: Quoted prices in active markets for identical assets or liabilities

Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities

The following is a description of the inputs and valuation methodologies used for assets measured at fair value on a recurring basis and recognized in the accompanying balance sheets, as well as the general classification of such assets pursuant to the valuation hierarchy.

Available-for-sale securities:  Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy.  Level 1 securities include equity securities.  If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics or discounted cash flows.  Level 2 securities include U.S. government agencies and government sponsored mortgage-backed securities.  The Company has no Level 3 securities.

The following table presents the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2011 and 2010 (dollar amounts in thousands):

As of December 31, 2011
Financial assets:
	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
Equity securities:
Other	$62	$-	$-	$62
Debt securities:
U.S. government agencies	-	34,727	-	34,727
U. S. treasuries	2,043	-	-	2,043
Municipals	-	4,144	-	4,144
Government sponsored mortgage-backed securities	-	40,089	-	40,089
Available-for-sale securities	$2,105	$78,960	$-	$81,065

As of December 31, 2010
Financial assets:
	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
Equity securities:
Other	$78	$-	$-	$78
Debt securities:
U.S. government agencies	-	27,503	-	27,503
Government sponsored mortgage-backed securities	-	69,264	-	69,264
Available-for-sale securities	$78	$96,767	$-	$96,845

The following is a description of the valuation methodologies used for assets measured at fair value on a nonrecurring basis and recognized in the accompanying balance sheets, as well as the general classification of such assets pursuant to the valuation hierarchy.

Foreclosed Assets Held for Sale:   Fair value is estimated using recent appraisals, comparable sales and other estimates of value obtained principally from independent sources, adjusted for selling costs.  Foreclosed assets held for sale are classified within Level 3 of the valuation hierarchy.

Impaired loans (Collateral Dependent):   Loans for which it is probable that the Company will not collect all principal and interest due according to contractual terms are measured for impairment.  Allowable methods for determining the amount of impairment include estimating fair value using the fair value of the collateral for collateral dependent loans.

If the impaired loan is identified as collateral dependent, then the fair value method of measuring the amount of impairment is utilized.  This method requires obtaining a current independent appraisal of the collateral and applying a discount factor to the value. Impaired loans that are collateral dependent are classified within Level 3 of the fair value hierarchy when impairment is determined using the fair value method.

The following table presents the fair value measurement of assets measured at fair value on a nonrecurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2011 and 2010 (dollar amounts in thousands):

2011
Impaired loans:
	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
December 31, 2011	$-	$-	$11,243	$11,243

December 31, 2010	$-	$-	$16,163	$16,163

Foreclosed assets held for sale:
	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
December 31, 2011	$-	$-	$3,626	$3,626

December 31, 2010	$-	$-	$6,686	$6,686

The following methods were used to estimate the fair value of all other financial instruments recognized in the accompanying balance sheets at amounts other than fair value.

Cash and cash equivalents, interest-bearing deposits and Federal Home Loan Bank stock
The carrying amounts reported in the balance sheets approximate those assets' fair value.

Held-to-maturity securities
Fair value is based on quoted market prices, if available.  If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities.

Loans
The fair value of loans is estimated by discounting the future cash flows using the market rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.  Loans with similar characteristics were aggregated for purposes of the calculations.  The carrying amount of accrued interest approximates its fair value.

Deposits
Deposits include demand deposits, savings accounts, NOW accounts and certain money market deposits.  The carrying amount approximates fair value.  The fair value of fixed-maturity certificates of deposit is estimated by discounting the future cash flows using rates currently offered for deposits of similar remaining maturities.

Federal Home Loan Bank advances and securities sold under agreements to repurchase
The fair value of advances and securities sold under agreements to repurchase is estimated by using rates on debt with similar terms and remaining maturities.

Subordinated debentures and notes payable
For these variable rate instruments, the carrying amount is a reasonable estimate of fair value.  There is currently a limited market for similar debt instruments and the Company has the option to call the subordinated debentures at an amount close to its par value.

Interest payable
The carrying amount approximates fair value.

Commitments to originate loans, letters of credit and lines of credit
The fair value of commitments to originate loans is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present credit worthiness of the counterparties.  For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates.  The fair value of letters of credit and lines of credit is based on fees currently charged for similar agreements or on the estimated cost to terminate them or otherwise settle the obligations with the counterparties at the reporting date.

The following table presents estimated fair values of the Company's financial instruments at December 31, 2011 and 2010.

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$26,574,082	$26,574,082	$14,145,329	$14,145,329
Interest-bearing deposits	5,587,654	5,587,654	12,785,000	12,785,000
Held-to-maturity securities	218,571	235,574	260,956	281,784
Federal Home Loan Bank stock	3,846,900	3,846,900	5,025,200	5,025,200
Mortgage loans held for sale	3,702,849	3,702,849	2,685,163	2,685,163
Loans, net	478,960,736	485,714,408	501,980,385	508,839,154
Interest receivable	2,139,320	2,139,320	2,670,274	2,670,274
Financial liabilities:
Deposits	484,583,665	485,803,947	480,694,273	482,094,550
Federal Home Loan Bank advances	68,050,000	70,815,606	93,050,000	92,694,525
Securities sold under agreements to repurchase	25,000,000	25,025,344	39,750,000	40,473,482
Subordinated debentures	15,465,000	15,465,000	15,465,000	15,465,000
Interest payable	518,881	518,881	878,675	878,675
Unrecognized financial instruments (net of contractual value):
Commitments to extend credit	-	-	-	-
Unused lines of credit	-	-	-	-

SIGNIFICANT ESTIMATES AND CONCENTRATIONS	12 Months Ended
Dec. 31, 2011
Significant Estimates And Concentrations [Abstract]
SIGNIFICANT ESTIMATES AND CONCENTRATIONS
NOTE 13:            SIGNIFICANT ESTIMATES AND CONCENTRATIONS

Accounting principles generally accepted in the United States of America require disclosure of certain significant estimates and current vulnerabilities due to certain concentrations.  Estimates related to the allowance for loan losses are reflected in the footnote regarding loans.  Current vulnerabilities due to certain concentrations of credit risk are discussed in the footnote regarding loans.

The current protracted economic decline continues to present financial institutions with circumstances and challenges which in some cases have resulted in large declines in the fair values of investments and other assets, constraints on liquidity and significant credit quality problems, including severe volatility in the valuation of real estate and other collateral supporting loans.  The financial statements have been prepared using the values and information currently available to the Company.

Given the volatility of current economic conditions, the values of assets and liabilities recorded in the financial statements could change rapidly, resulting in material future adjustments in asset values, the allowance for loan losses, or capital that could negatively impact the Company's ability to meet regulatory capital requirements and maintain sufficient liquidity.

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLANS [Abstract]
EMPLOYEE BENEFIT PLANS
NOTE 14:            EMPLOYEE BENEFIT PLANS

Equity Plans
On May 26, 2010, the Company's stockholders voted to approve the Guaranty Federal Bancshares, Inc. 2010 Equity Plan (the ”Plan”).  The Plan provides for the grant of up to 200,000 shares of Common Stock under equity awards including stock options, stock awards, restricted stock, stock appreciation rights, performance units, or other equity-based awards payable in cash or stock to key employees and directors of the Company and the Bank.  As of December 31, 2011, non-incentive stock options for 25,000 shares and restricted stock for 16,952 shares of Common Stock have been granted under the Plan.

                In addition, the Company established four stock option plans for the benefit of certain directors, officers and employees of the Company and its subsidiary.  A committee of the Company's Board of Directors administers the plans.  The stock options under these plans may be either incentive stock options or nonqualified stock options.  Incentive stock options can be granted only to participants who are employees of the Company or its subsidiary.  The option price must not be less than the market value of the Company stock on the date of grant.  All options expire no later than ten years from the date of grant.  The options vest at the rate of 20% per year over a five-year period.

The table below summarizes transactions under the Company's stock option plans:

	Number of shares
	Incentive Stock Option	Non-Incentive Stock Option	Weighted Average Exercise Price
Balance outstanding as of January 1, 2009	108,250	116,704	$23.29
Granted	41,500	20,000	5.31
Exercised	-	-	-
Forfeited	(1,000)	-	28.43
Balance outstanding as of December 31, 2009	148,750	136,704	19.40
Granted	46,000	45,000	5.24
Exercised	-	-	-
Forfeited	-	(10,875)	10.50
Balance outstanding as of December 31, 2010	194,750	170,829	16.14
Granted	-	-	-
Exercised	-	-	-
Forfeited	(10,250)	(3,829)	17.51
Balance outstanding as of December 31, 2011	184,500	167,000	$16.09
Options exercisable as of December 31, 2011	109,100	108,250	$19.98

In January 2011, the Company granted restricted stock to directors that was fully vested and thus, expensed in full during the year ended December 31, 2011.  The amount expensed of $100,017 for the year represents 16,952 shares of common stock at a market price of $5.90 at the date of grant.

Total stock-based compensation expense recognized for the years ended December 31, 2011, 2010 and 2009 was $186,655, $109,386 and $95,268, respectively.  As of December 31, 2011, there was $171,636 of unrecognized compensation expense related to nonvested stock options, which will be recognized over the remaining vesting period.

As of December 31, 2011, total outstanding stock options of 351,500 had a remaining contractual life of 4.53 years.

The total intrinsic value of outstanding stock options was $0 at December 31, 2011 and 2010, respectively, and the total intrinsic value of outstanding exercisable stock options was $0 at December 31, 2011 and 2010, respectively.  There were no options exercised during fiscal years 2011 and 2010.  The total fair value of share awards vested was $237,525 and $144,347 during 2011 and 2010, respectively.

                The fair value of each option granted is estimated on the date of the grant using the Black-Scholes pricing model with the following weighted-average assumptions.  There were no options granted during the year ended December 31, 2011.

	December 31, 2010	December 31, 2009
Dividends per share	$-	$-
Risk-free interest rate	2.15%	1.75%
Expected life of options	5 years	5 years
Weighted-average volatility	42.62%	57.58%
Weighted-average fair value of options granted during year	$2.04	$1.31

Employee Stock Ownership Plan
The Bank sponsors an internally-leveraged Employee Stock Ownership Plan (ESOP).  All employees are eligible to participate after they attain age twenty-one and complete twelve consecutive months of service during which they work at least 1,000 hours. The ESOP borrowed $3,444,540 from the Company and purchased 344,454 shares of the common stock of the Company. The ESOP debt is secured by shares of the Company.  The loan will be repaid from contributions to the ESOP as approved annually by the Bank's Board of Directors.  As the debt is repaid, shares are released from collateral and allocated to employees' accounts. The shares pledged as collateral are reported as unearned ESOP shares in the consolidated balance sheets. When shares are committed for release, the shares become outstanding for earnings per share computations.  Dividends on allocated ESOP shares are recorded as a reduction of retained earnings and may be paid directly to participants or credited to their account; dividends are not paid on unallocated ESOP shares.  Compensation expense is recognized ratably based on the average fair value of shares committed to be released.  Compensation expense attributed to the ESOP was $126,736, $100,014 and $121,219 for the years ended December 31, 2011, 2010 and 2009, respectively.

The following is a summary of ESOP shares as of December 31, 2011:

Beginning ESOP shares	344,454
Released shares	(299,218)
Shares committed for release	(22,618)
Unreleased shares	22,618

Fair value of unreleased shares	$128,923

DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
NOTE 15:            DERIVATIVE FINANCIAL INSTRUMENTS

The Company recorded all derivative financial instruments at fair value in the financial statements.  Derivatives were used as a risk management tool to hedge the exposure to changes in interest rates or other identified market risks.

When a derivative is intended to be a qualifying hedged instrument, the Company prepares written hedge documentation that designates the derivative as 1) a hedge of fair value of a recognized asset or liability (fair value hedge) or 2) a hedge of a forecasted transaction, such as, the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge).  The written documentation includes identification of, among other items, the risk management objective, hedging instrument, hedged item, and methodologies for assessing and measuring hedge effectiveness and ineffectiveness, along with support for management's assertion that the hedge will be highly effective.

On November 7, 2008, the Company elected to terminate three interest rate swap agreements with a total notional value of $90 million.  At termination, the swaps had a market value (gain) of approximately $1.7 million.  The gain was deferred and was accreted into income.  The Company recognized $508,746 and $1.0 million of this gain in 2010 and 2009, respectively.  As of June 30, 2010, the original gain at termination was fully accreted into income in accordance with the stated maturity date of the original agreement.

PREFERRED STOCK AND COMMON STOCK WARRANTS	12 Months Ended
Dec. 31, 2011
PREFERRED STOCK AND COMMON STOCK WARRANTS [Abstract]
PREFERRED STOCK AND COMMON STOCK WARRANTS
NOTE 16:            PREFERRED STOCK AND COMMON STOCK WARRANTS

On January 30, 2009, as part of the U.S. Department of the Treasury's Troubled Asset Relief Program's Capital Purchase Program (“CPP”), the Company entered into a Securities Purchase Agreement - Standard Terms with the United States Department of the Treasury (the "Treasury") pursuant to which the Company sold to the Treasury 17,000 shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series A (the "Series A Preferred Stock") and issued a ten year warrant (the "Warrant") to purchase 459,459 shares of the Company's common stock (the "Common Stock") for $5.55 per share (the "Warrant Shares") for a total purchase price of $17.0 million (the "Transaction").

The Series A Preferred Stock qualifies as Tier 1 capital and is entitled to cumulative preferred dividends at a rate of 5% per year for the first five years, payable quarterly, and 9% thereafter. The Series A Preferred Stock has a liquidation preference of $1,000 per share, plus accrued and unpaid dividends.  The failure by the Company to pay a total of six quarterly dividends, whether or not consecutive, gives the holders of the Series A Preferred Stock the right to elect two directors to the Company's Board of Directors.

The Company may redeem the Series A Preferred Stock for $1,000 per share, plus accrued and unpaid dividends, in whole or in part, subject to regulatory approval.

The Warrant is exercisable immediately upon issuance and expires in ten years. The Warrant has anti-dilution protections and certain other protections for the holder of the Warrant, as well as potential registration rights upon written request from the Treasury.  The Treasury has agreed not to exercise voting rights with respect to the Warrant Shares that it may acquire upon exercise of the Warrant. If the Series A Preferred Stock is redeemed in whole, the Company has the right to purchase any shares of the Common Stock held by the Treasury at their fair market value at that time.

The Company is subject to certain contractual restrictions under the CPP and the Certificate of Designations for the Series A Preferred Stock that could prohibit the Company from declaring or paying dividends on its common stock or the Series A Preferred Stock.

The proceeds from the CPP were allocated between the Series A Preferred Stock and the Warrant based on a fair value assigned using a discounted cash flow model.  This resulted in an initial value of $15,622,189 for the Series A Preferred Stock and $1,377,811 for the Warrants.  The discount of approximately $1.4 million on the Series A Preferred Stock is being accreted over the straight-line method (which approximates the level-yield method) over five years ending February 28, 2014.

On February 17, 2009, the American Recovery and Reinvestment Act of 2009 (the “ARRA”) was signed into law.  The ARRA imposes certain additional executive compensation and corporate expenditure limits on all current and future CPP recipients.  These limits are in addition to those previously imposed by the Treasury under the Emergency Economic Stabilization Act of 2008 (the “EESA”).  The Treasury released an interim final rule (the “IFR”) on TARP standards for compensation and corporate governance on June 10, 2009, which implemented and further expanded the limitations and restrictions imposed by EESA and ARRA.  The IFR applies to the Company as of the date of publication in the Federal Register on June 15, 2009, but was subject to comment which ended on August 14, 2009.  The Treasury has not yet published a final version of the IFR.

As a result of the Company's participation in the CPP, the restrictions and standards established under EESA and ARRA are applicable to the Company.  Neither the ARRA nor the EESA restrictions shall apply to any CPP recipient, including the Company, at such time that the federal government no longer holds any of the Company's Series A Preferred Stock.

OTHER EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER EXPENSES [Abstract]
OTHER EXPENSES
NOTE 17:            OTHER EXPENSES

Other expenses for the years ended December 31, 2011, 2010 and 2009 were as follows:

	December 31,	December 31,	December 31,
	2011	2010	2009
Directors compensation	$215,980	$178,376	$167,749
Outside services	55,000	55,000	86,730
Legal expense	628,444	444,904	370,988
Miscellaneous deposit expense	73,712	44,864	103,752
Office supplies	94,002	109,424	126,844
Telephone	116,826	107,738	104,166
Postage	165,837	172,792	175,017
Insurance	74,287	68,628	62,971
Supervisory exam	58,609	60,115	57,271
Accounting	149,475	165,000	187,389
Organization dues	118,568	114,037	98,853
Loan expense	307,021	427,775	285,078
Contributions	40,118	40,140	40,302
ATM expense	219,329	200,224	260,375
Federal tax credits amortization	676,700	480,322	451,927
Other operating	517,036	544,083	563,571

	$3,510,944	$3,213,422	$3,142,983

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 18:            RELATED PARTY TRANSACTIONS

In the ordinary course of business, the Bank has granted loans to executive officers and directors and their affiliates.  Annual activity consisted of the following:

	Year ended December 31,
	2011	2010	2009

Balance, beginning of year	$5,982,120	$6,829,498	$6,800,439
New Loans	650,095	-	688,200
Repayments	(837,319)	(847,378)	(659,141)

Balance, end of year	$5,794,896	$5,982,120	$6,829,498

 In management's opinion, such loans and other extensions of credit and deposits were made in the ordinary course of business and were made on substantially the same terms as those prevailing at the time for comparable transactions with other persons.  Further, in management's opinion, these loans did not involve more than normal risk of collectability or present other unfavorable features.

COMMITMENTS AND CREDIT RISK	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CREDIT RISK [Abstract]
COMMITMENTS AND CREDIT RISK
NOTE 19:            COMMITMENTS AND CREDIT RISK

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  Since a portion of the commitments may expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.  The Bank evaluates each customer's credit worthiness on a case-by-case basis.  The amount of collateral obtained, if deemed necessary by the Bank upon extension of credit, is based on management's credit evaluation of the counterparty.  Collateral held varies but may include accounts receivable, inventory, property and equipment, commercial real estate and residential real estate.

                As of December 31, 2011 and 2010, the Bank had outstanding commitments to originate fixed-rate mortgage loans of approximately $10,955,000 and $7,949,000, respectively.  The commitments extend over varying periods of time with the majority being disbursed within a thirty-day period.

Standby letters of credit are irrevocable conditional commitments issued by the Bank to guarantee the performance of a customer to a third party.  Financial standby letters of credit are primarily issued to support public and private borrowing arrangements, including commercial paper, bond financing and similar transactions.  Performance standby letters of credit are issued to guarantee performance of certain customers under non-financial contractual obligations.  The credit risk involved in issuing standby letters of credit is essentially the same as that involved in extending loans to customers.  Fees for letters of credit are initially recorded by the Bank as deferred revenue and are included in earnings at the termination of the respective agreements.  Should the Bank be obligated to perform under the standby letters of credit, the Bank may seek recourse from the customer for reimbursement of amounts paid.

The Bank had total outstanding standby letters of credit amounting to $14,233,000 and $12,261,000 as of December 31, 2011 and 2010, respectively, with terms ranging from 1 year to 5 years.

The Bank has confirming letters of credit from the FHLB issued to enhance Bank issued letters of credit granted to various customers for industrial revenue bond issues.  As of December 31, 2011 and 2010, these letters of credit aggregated approximately $10,656,000 and $10,984,000.

Lines of credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Lines of credit generally have fixed expiration dates.  Since a portion of the line may expire without being drawn upon, the total unused lines do not necessarily represent future cash requirements.  Each customer's credit worthiness is evaluated on a case-by-case basis.  The amount of collateral obtained, if deemed necessary, is based on management's credit evaluation of the counterparty.  Collateral held varies but may include accounts receivable, inventory, property and equipment, commercial real estate and residential real estate.  Management uses the same credit policies in granting lines of credit as it does for on balance sheet instruments.

As of December 31, 2011 and 2010, unused lines of credit to borrowers aggregated approximately $36,931,000 and $50,473,000, respectively, for commercial lines and $17,625,000 and $17,525,000, respectively, for open-end consumer lines.

As of December 31, 2010, the Company had commitments to purchase $1.9 million in federal low income housing investments in southwest Missouri.  The Company had no remaining purchase commitments in these investments as of December 31, 2011.

CONDENSED PARENT COMPANY STATEMENTS	12 Months Ended
Dec. 31, 2011
CONDENSED PARENT COMPANY STATEMENTS [Abstract]
CONDENSED PARENT COMPANY STATEMENTS
NOTE 20:            CONDENSED PARENT COMPANY STATEMENTS

The condensed balance sheets as of December 31, 2011 and 2010, and statements of operations and cash flows for the years ended December 31, 2011, 2010 and 2009 for the parent company, Guaranty Federal Bancshares, Inc., are as follows:

Balance Sheets	December 31,
	2011	2010
Assets
Cash	$781,432	$1,197,553
Available-for-sale securities	62,262	77,920
Due from subsidiary	21,295	21,295
Investment in subsidiary	67,649,693	65,164,131
Investment in Capital Trust I & II	465,000	465,000
Prepaid expenses and other assets	183,508	287,684
Refundable income taxes	717,319	499,486
Deferred income taxes	5,793	38,833
	$69,886,302	$67,751,902
Liabilities
Subordinated debentures	$15,465,000	$15,465,000
Accrued expenses and other liabilities	186,455	246,136
Stockholders' equity
Series A preferred stock	16,425,912	16,150,350
Common stock	677,980	677,980
Common stock warrants	1,377,811	1,377,811
Additional paid-in capital	58,333,614	58,505,046
Unearned ESOP shares	(204,930)	(432,930)
Retained earnings	38,456,991	35,746,914
Unrealized appreciation on available-for-sale securities and interest rate swaps, net	791,285	1,843,004
Treasury stock	(61,623,816)	(61,827,409)
	$69,886,302	$67,751,902

Statements of Operations	Years ended December 31,
	2011	2010	2009

Income
Dividends from subsidiary bank	$1,000,000	$-	$-
Gain on investment securities	-	-	365,077
Interest income:
Related party	14,753	25,933	36,726
Other	18,369	30,783	55,425
	1,033,122	56,716	457,228
Expense
Interest expense:
Other	-	-	2,556
Related party	610,929	1,023,783	1,023,783
Other	462,971	463,502	458,947
	1,073,900	1,487,285	1,485,286

Loss before income taxes and equity in undistributed income (loss) of subsidiaries	(40,778)	(1,430,569)	(1,028,058)
Credit for income taxes	(349,000)	(480,000)	(302,528)

Income (Loss) before equity in undistributed earnings of subsidiaries	308,222	(950,569)	(725,530)
Equity in undistributed income (losses) of subsidiaries	3,527,417	2,081,340	(1,615,188)
Net income (loss)	$3,835,639	$1,130,771	$(2,340,718)

Statements of Cash Flows	Years ended December 31,
	2011	2010	2009

Cash Flows From Operating Activities

Net income (loss)	$3,835,639	$1,130,771	$(2,340,718)
Items not requiring (providing) cash:
Equity in undistributed (income) loss of subsidiaries	(3,527,417)	(2,081,340)	1,615,188
Deferred income taxes	38,834	-	-
Release of ESOP shares	126,737	100,014	121,219
Stock award plan expense	186,655	109,386	95,268
Gain on investment securities	-	-	(365,077)
Changes in:
Prepaid expenses and other assets	104,176	103,787	11,094
Income taxes payable/refundable	(217,833)	(104,143)	(62,672)
Accrued expenses	(59,682)	(18,376)	(31,264)
Net cash provided by (used in) operating activities	487,109	(759,901)	(956,962)

Cash Flows From Investing Activities
Capital contributions to subsidiary bank	-	-	(13,000,000)
Proceeds from sales of AFS securities	-	-	834,952
Net cash used in investing activities	-	-	(12,165,048)

Cash Flows From Financing Activities
Cash dividends paid on common and preferred stock	(850,000)	(850,000)	(672,917)
Treasury stock purchased	(53,230)	(6,540)	(7,515)
Repayment of advances from subsidiary	-	900	-
Repayment of notes payable	-	-	(1,435,190)
Proceeds from issuance of preferred stock and warrants	-	-	17,000,000
Net cash provided by (used in) financing activities	(903,230)	(855,640)	14,884,378

Increase (decrease) in cash	(416,121)	(1,615,541)	1,762,368

Cash, beginning of year	1,197,553	2,813,094	1,050,726

Cash, end of year	$781,432	$1,197,553	$2,813,094